Condensed Statements Of Changes In Stockholders' Equity - USD ($)		Total	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Class A Shares [Member] Common Stock [Member]	Class B Shares [Member] Common Stock [Member]
Balance at Sep. 26, 2019		$ 0	$ 0	$ 0		$ 0
Balance (in shares) at Sep. 26, 2019						0
Issuance of Class B common stock to Sponsor	[1]	25,000	24,425			$ 575
Issuance of Class B common stock to Sponsor, shares	[1]					5,750,000
Net income (loss)		(720)		(720)
Balance at Dec. 31, 2019	[2]	24,280	24,425	(720)		$ 575
Balance (in shares) at Dec. 31, 2019	[2]					5,750,000
Sale of units in initial public offering, gross		230,000,000	229,997,700		$ 2,300
Sale of units in initial public offering, gross (in shares)					23,000,000
Additional offering costs		(13,195,348)	(13,195,348)
Sale of private placement warrants to Sponsor in private placement		6,600,000	6,600,000
Common stock subject to possible redemption		(218,680,070)	(218,677,883)		$ (2,187)
Common stock subject to possible redemption (in shares)					(21,868,007)
Net income (loss)		251,144		251,144
Balance at Mar. 31, 2020		5,000,006	4,748,894	250,424	$ 113	$ 575
Balance (in shares) at Mar. 31, 2020					1,131,993	5,750,000
Balance at Dec. 31, 2019	[2]	24,280	24,425	(720)		$ 575
Balance (in shares) at Dec. 31, 2019	[2]					5,750,000
Common stock subject to possible redemption		(215,897,370)
Net income (loss)		(2,436,718)
Balance at Sep. 30, 2020		5,000,001	7,436,723	(2,437,438)	$ 141	$ 575
Balance (in shares) at Sep. 30, 2020					1,410,263	5,750,000
Balance at Mar. 31, 2020		5,000,006	4,748,894	250,424	$ 113	$ 575
Balance (in shares) at Mar. 31, 2020					1,131,993	5,750,000
Additional offering costs		(94,843)	(94,843)
Common stock subject to possible redemption		485,630	485,625		$ 5
Common stock subject to possible redemption (in shares)					48,563
Net income (loss)		(390,789)		(390,789)
Balance at Jun. 30, 2020		5,000,004	5,139,676	(140,365)	$ 118	$ 575
Balance (in shares) at Jun. 30, 2020					1,180,556	5,750,000
Common stock subject to possible redemption		2,297,070	2,297,047		$ 23
Common stock subject to possible redemption (in shares)					229,707
Net income (loss)		(2,297,073)		(2,297,073)
Balance at Sep. 30, 2020		$ 5,000,001	$ 7,436,723	$ (2,437,438)	$ 141	$ 575
Balance (in shares) at Sep. 30, 2020					1,410,263	5,750,000

[1]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.
[2]	As of December 31, 2019, this number included up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 25, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.